SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
COMMON STOCK
Australia — 5.3%
Consumer Discretionary — 2.1%
JB Hi-Fi Ltd.	80,243	$5,831

Consumer Staples — 0.9%
GrainCorp Ltd., Class A	278,334	1,426
Metcash Ltd.	334,896	862
		2,288
Energy — 0.3%
Yancoal Australia Ltd.	229,189	871

Financials — 0.7%
Helia Group Ltd.	477,509	1,770

Materials — 0.7%
Perenti Ltd.	1,101,051	1,176
Perseus Mining Ltd.	365,364	830
		2,006
Utilities — 0.6%
AGL Energy Ltd.	259,843	1,666

		14,432
Austria — 1.3%
Financials — 1.3%
Raiffeisen Bank International AG	112,491	3,441

Belgium — 0.7%
Communication Services — 0.7%
Proximus SADP	185,001	1,805

Brazil — 1.1%
Financials — 0.3%
IRB Brasil Resseguros SA [1]	105,300	872

Health Care — 0.2%
Odontoprev S.A.	240,312	521

Utilities — 0.6%
Cia de Saneamento de Minas Gerais Copasa MG	326,683	1,685

		3,078

SCHEDULE OF INVESTMENTS (continued)

June 30, 2025 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
Canada — 9.6%
Energy — 0.4%
Tamarack Valley Energy Ltd.	320,100	$1,135

Financials — 1.7%
AGF Management Ltd., Class B	465,654	4,521

Industrials — 2.9%
Bird Construction Inc.	44,100	932
Finning International Inc.	100,306	4,288
Russel Metals Inc.	91,951	2,961
		8,181
Information Technology — 2.2%
Celestica Inc. [1]	37,690	5,889

Materials — 1.1%
Centerra Gold Inc.	196,900	1,418
Dundee Precious Metals Inc.	60,400	971
OceanaGold Corp.	44,433	627
		3,016
Real Estate — 0.6%
Canadian Apartment Properties REIT [2]	22,500	734
RioCan Real Estate Investment Trust [2]	67,300	875
		1,609
Utilities — 0.7%
Atco Ltd., Class I	21,600	806
Superior Plus Corp.	184,497	1,081
		1,887
		26,238
China — 7.3%
Communication Services — 3.6%
Hello Group Inc. ADR	265,149	2,238
JOYY Inc. ADR	107,129	5,454
Weibo Corp. ADR	231,636	2,207
		9,899
Consumer Discretionary — 1.3%
TCL Electronics Holdings Ltd. [1]	2,943,000	3,589

Financials — 1.7%
FinVolution Group ADR	493,414	4,678

Health Care — 0.5%
3SBio Inc. [1]	476,000	1,439

SCHEDULE OF INVESTMENTS (continued)

June 30, 2025 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
China — (continued)
Materials — 0.2%
Fufeng Group Ltd.	608,000	$534

		20,139
Denmark — 0.9%
Industrials — 0.9%
D/S Norden A/S	27,719	880
ISS A/S	56,544	1,578
		2,458
		2,458
France — 0.5%
Financials — 0.5%
SCOR SE	40,883	1,358

Germany — 1.7%
Consumer Discretionary — 1.1%
TUI AG [1]	340,770	2,986

Industrials — 0.6%
HOCHTIEF AG	7,991	1,577

		4,563
Hong Kong — 2.2%
Information Technology — 1.5%
VSTECS Holdings Ltd.	4,234,000	4,210

Real Estate — 0.7%
Kerry Properties Ltd.	743,165	1,923

		6,133
India — 6.0%
Financials — 2.0%
LIC Housing Finance Ltd.	200,245	1,446
Power Finance Corp. Ltd.	840,194	4,192
		5,638
Information Technology — 2.9%
KPIT Technologies Ltd.	244,447	3,589
Redington Ltd.	1,165,381	4,422
		8,011

SCHEDULE OF INVESTMENTS (continued)

June 30, 2025 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
India — (continued)
Materials — 1.1%
National Aluminium Co. Ltd.	1,252,388	$2,822

		16,471
Indonesia — 0.8%
Energy — 0.5%
Indo Tambangraya Megah Tbk PT	978,200	1,325

Materials — 0.3%
Aneka Tambang Tbk PT	4,952,200	932

		2,257
Ireland — 0.0%
Health Care — 0.0%
Uniphar PLC	23,998	106

Israel — 1.6%
Communication Services — 0.3%
Bezeq The Israeli Telecommunication Corp. Ltd.	439,126	750

Industrials — 1.3%
ZIM Integrated Shipping Services Ltd.	224,722	3,616

		4,366
Italy — 4.3%
Financials — 3.3%
Banca Monte dei Paschi di Siena SpA	484,627	4,110
Unipol Gruppo SpA	251,067	4,972
		9,082
Industrials — 0.6%
Iveco Group NV	80,588	1,587

Utilities — 0.4%
Hera SpA	244,579	1,182

		11,851
Japan — 21.7%
Communication Services — 0.7%
Mixi Inc.	78,000	1,883

Consumer Discretionary — 2.6%
Adastria Co. Ltd.	35,300	730
Sankyo Co. Ltd.	259,100	4,796

SCHEDULE OF INVESTMENTS (continued)

June 30, 2025 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
Japan — (continued)
Consumer Discretionary (continued)
Yamada Holdings Co. Ltd.	421,800	$1,327
		6,853
Consumer Staples — 0.9%
Sugi Holdings Co. Ltd.	43,000	983
Valor Co. Ltd.	82,700	1,447
		2,430
Financials — 2.2%
Credit Saison Co. Ltd.	174,900	4,719
Mebuki Financial Group Inc.	287,700	1,501
		6,220
Health Care — 3.2%
Alfresa Holdings Corp.	121,800	1,666
Asahi Intecc Co. Ltd.	55,900	884
Medipal Holdings Corp.	78,900	1,279
Nippon Shinyaku Co. Ltd.	37,300	814
Santen Pharmaceutical Co. Ltd.	120,700	1,385
Sawai Group Holdings Co. Ltd.	66,800	850
Suzuken Co. Ltd.	56,000	2,025
		8,903
Industrials — 3.0%
COMSYS Holdings Corp.	36,100	835
Hanwa Co. Ltd.	34,900	1,315
NGK Insulators Ltd.	72,900	915
NIPPON EXPRESS HOLDINGS INC	89,800	1,801
NS United Kaiun Kaisha Ltd.	41,700	1,129
Persol Holdings Co. Ltd.	744,800	1,454
Transcosmos Inc.	39,300	954
		8,403
Information Technology — 2.7%
Alps Electric Co. Ltd.	146,500	1,576
BIPROGY Inc.	24,200	1,012
Brother Industries Ltd.	89,600	1,546
Konica Minolta Inc. [1]	287,200	934
Macnica Holdings Inc.	102,600	1,377
Nippon Electric Glass Co. Ltd.	34,100	809
		7,254
Materials — 2.5%
Kobe Steel Ltd.	203,500	2,221
Mitsui Mining & Smelting Co. Ltd.	29,800	1,039
Taiheiyo Cement Corp.	40,800	1,012
Tokyo Steel Manufacturing Co. Ltd.	161,700	1,696
Zeon Corp.	89,400	908
		6,876

SCHEDULE OF INVESTMENTS (continued)

June 30, 2025 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
Japan — (continued)
Real Estate — 2.0%
GLP J-Reit [2]	1,295	$1,166
Nomura Real Estate Holdings Inc.	137,900	808
Tokyo Tatemono Co. Ltd.	94,700	1,685
Tokyu Fudosan Holdings Corp.	256,200	1,831
		5,490
Utilities — 1.9%
Chugoku Electric Power Co. Inc.	230,700	1,143
Electric Power Development Co. Ltd.	58,900	1,005
Kyushu Electric Power Co. Inc.	172,900	1,546
Tohoku Electric Power Co. Inc.	205,700	1,502
		5,196
		59,508
Netherlands — 0.4%
Industrials — 0.4%
Signify NV	39,391	1,070

Norway — 0.8%
Energy — 0.4%
Aker Solutions ASA	293,145	1,012

Industrials — 0.4%
MPC Container Ships ASA	797,502	1,262

		2,274
Portugal — 0.4%
Communication Services — 0.4%
NOS SGPS S.A.	251,856	1,150

Singapore — 1.5%
Industrials — 1.0%
Yangzijiang Shipbuilding Holdings Ltd.	1,616,400	2,821

Real Estate — 0.5%
Mapletree Pan Asia Commercial Trust [2]	1,324,800	1,315

		4,136
South Africa — 0.5%
Real Estate — 0.5%
Growthpoint Properties Ltd. [2]	1,728,761	1,307

SCHEDULE OF INVESTMENTS (continued)

June 30, 2025 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
South Korea — 8.1%
Communication Services — 0.4%
SM Entertainment Co. Ltd.	12,073	$1,259

Consumer Discretionary — 0.8%
Hyundai Department Store Co. Ltd.	16,447	920
Youngone Corp.	28,785	1,345
		2,265
Consumer Staples — 0.3%
Binggrae Co. Ltd.	11,576	727

Financials — 0.6%
Korean Reinsurance Co.	42,191	320
Samsung Securities Co. Ltd.	23,207	1,262
		1,582
Industrials — 6.0%
GS Holdings Corp.	37,182	1,282
Hanwha Corp.	75,800	5,283
Hyundai Engineering & Construction Co. Ltd.	47,111	2,736
LS Corp.	8,647	1,259
LX INTERNATIONAL CORP.	93,188	2,147
Samsung Engineering Co. Ltd.	232,534	3,796
		16,503
		22,336
Spain — 1.2%
Financials — 0.4%
Unicaja Banco S.A.	505,227	1,193

Information Technology — 0.8%
Indra Sistemas S.A.	49,218	2,136

		3,329
Sweden — 0.6%
Materials — 0.6%
SSAB AB, Class B	254,940	1,509

Switzerland — 0.4%
Health Care — 0.4%
Galenica AG	9,481	1,037

Taiwan — 7.5%
Communication Services — 1.2%
International Games System Co. Ltd.	110,000	3,229

SCHEDULE OF INVESTMENTS (continued)

June 30, 2025 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
Taiwan — (continued)
Industrials — 1.1%
T3EX Global Holdings Corp.	365,000	$901
United Integrated Services Co. Ltd.	97,000	2,070
		2,971
Information Technology — 5.1%
Arcadyan Technology Corp.	239,000	1,641
Chicony Electronics Co. Ltd.	204,000	907
Primax Electronics Ltd.	315,000	787
Sercomm Corp.	252,000	820
Simplo Technology Co. Ltd.	385,000	5,076
Tripod Technology Corp.	302,000	2,562
Wistron NeWeb Corp.	261,000	1,086
WT Microelectronics Co. Ltd.	238,000	1,048
		13,927
Real Estate — 0.1%
Advancetek Enterprise Co. Ltd.	167,000	411

		20,538
Thailand — 1.2%
Industrials — 0.8%
Regional Container Lines PCL	2,608,600	2,067

Real Estate — 0.4%
Sansiri PCL	28,678,000	1,130

		3,197
Turkey — 0.6%
Consumer Discretionary — 0.3%
Dogus Otomotiv Servis ve Ticaret AS	196,820	861

Real Estate — 0.3%
Torunlar Gayrimenkul Yatirim Ortakligi AS [2]	510,325	857

		1,718
United Kingdom — 9.5%
Consumer Discretionary — 1.0%
Currys PLC [1]	1,041,521	1,741
Inchcape PLC	119,068	1,186
		2,927
Financials — 0.3%
Investec PLC	111,381	833

SCHEDULE OF INVESTMENTS (continued)

June 30, 2025 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
United Kingdom — (continued)
Industrials — 6.0%
Balfour Beatty PLC	172,915	$1,241
easyJet PLC	754,118	5,519
Firstgroup PLC	224,649	711
JET2 PLC	202,617	5,139
Keller Group PLC	100,316	2,018
Zigup PLC	367,590	1,793
		16,421
Information Technology — 0.3%
Computacenter PLC	24,331	802

Utilities — 1.9%
Centrica PLC	1,063,291	2,359
Drax Group PLC	292,759	2,790
		5,149
		26,132
Total Common Stock
(Cost $218,652) — 97.7%		267,937

PREFERENCE STOCK
Brazil — 0.4%
Materials — 0.4%
Metalurgica Gerdau SA, Class A	774,500	1,272

Total Preference Stock
(Cost $1,717) — 0.4%		1,272

EXCHANGE TRADED FUND
Vanguard FTSE All World ex-US Small-Cap ETF	1,435	193

Total Exchange Traded Fund
(Cost $191) — 0.1%		193

SCHEDULE OF INVESTMENTS (continued)

June 30, 2025 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 4.26% *	1,363,978	$1,364

Total Short-Term Investment
(Cost $1,364) — 0.5%		1,364

Total Investments — 98.7%
(Cost $221,924)		270,766

Other Assets in Excess of Liabilities — 1.3%		3,441

Net Assets — 100.0%		$274,207

*	The rate reported is the 7-day effective yield as of June 30, 2025.
1	Non-income producing security.
2	Real Estate Investment Trust.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FTSE	Financial Times London Stock Exchange
REIT	Real Estate Investment Trust

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2025:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock
Australia	$14,432	$—	$—	$14,432
Austria	3,441	—	—	3,441
Belgium	1,805	—	—	1,805
Brazil	3,078	—	—	3,078
Canada	26,238	—	—	26,238
China	20,139	—	—	20,139
Denmark	2,458	—	—	2,458
France	1,358	—	—	1,358
Germany	4,563	—	—	4,563
Hong Kong	6,133	—	—	6,133
India	16,471	—	—	16,471
Indonesia	2,257	—	—	2,257
Ireland	106	—	—	106
Israel	4,366	—	—	4,366
Italy	11,851	—	—	11,851
Japan	59,508	—	—	59,508

SCHEDULE OF INVESTMENTS (concluded)

June 30, 2025 (Unaudited)

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Netherlands	$1,070	$—	$—	$1,070
Norway	2,274	—	—	2,274
Portugal	1,150	—	—	1,150
Singapore	4,136	—	—	4,136
South Africa	1,307	—	—	1,307
South Korea	22,336	—	—	22,336
Spain	3,329	—	—	3,329
Sweden	1,509	—	—	1,509
Switzerland	1,037	—	—	1,037
Taiwan	20,538	—	—	20,538
Thailand	—	3,197	—	3,197
Turkey	1,718	—	—	1,718
United Kingdom	26,132	—	—	26,132
Total Common Stock	264,740	3,197	—	267,937
Preference Stock
Brazil	1,272	—	—	1,272
Total Preference Stock	1,272	—	—	1,272
Exchange Traded Fund	193	—	—	193
Short-Term Investment	1,364	—	—	1,364
Total Investments in Securities	$267,569	$3,197	$—	$270,766

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-006-2200